Document and Entity Information	Sep. 25, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 25, 2026
Entity Registrant Name	ASHFORD HOSPITALITY TRUST, INC.
Entity Central Index Key	0001232582
Amendment Flag	false
Entity Incorporation, State or Country Code	MD
Entity File Number	001-31775
Entity Tax Identification Number	86-1062192
Entity Address, Address Line One	14185 Dallas Parkway, Suite 1200
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75254
City Area Code	972
Local Phone Number	490-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	AHT
Security Exchange Name	NYSE
Preferred Stock, Series D
Entity Information [Line Items]
Title of 12(b) Security	Preferred Stock, Series D
Trading Symbol	AHT-PD
Security Exchange Name	NYSE
Preferred Stock, Series F
Entity Information [Line Items]
Title of 12(b) Security	Preferred Stock, Series F
Trading Symbol	AHT-PF
Security Exchange Name	NYSE
Preferred Stock, Series G
Entity Information [Line Items]
Title of 12(b) Security	Preferred Stock, Series G
Trading Symbol	AHT-PG
Security Exchange Name	NYSE
Preferred Stock, Series H
Entity Information [Line Items]
Title of 12(b) Security	Preferred Stock, Series H
Trading Symbol	AHT-PH
Security Exchange Name	NYSE
Preferred Stock, Series I
Entity Information [Line Items]
Title of 12(b) Security	Preferred Stock, Series I
Trading Symbol	AHT-PI
Security Exchange Name	NYSE
Preferred Stock Repurchase Rights
Entity Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
No Trading Symbol Flag